Expected credit loss measurement - Off balance sheet positions subject to expected credit loss by rating category (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 105,116	$ 85,728
ECL provision	(257)	(114)
Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	61,700	47,347
ECL provision	(205)	(77)
Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,081	18,142
ECL provision	(63)	(42)
Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	41,372	27,547
ECL provision	(142)	(35)
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,247	1,657
ECL provision	0	0
Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	43,416	38,381
ECL provision	(52)	(37)
Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	40,134	35,092
ECL provision	(50)	(34)
Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,282	3,289
ECL provision	(2)	(3)
Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,583	3,405
Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,482	857
Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,018	2,548
Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	82	0
Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	588	657
Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	574	632
Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14	25
Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,289	15,672
Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,623	4,932
Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,516	10,068
Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	672
Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,854	13,858
Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,505	12,459
Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,349	1,399
Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,105	10,972
Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,522	6,060
Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,583	4,862
Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	50
Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,889	7,101
Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,958	6,231
Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	931	870
Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,610	12,245
Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,293	5,450
Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,302	5,859
Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,015	936
Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,119	7,801
Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,488	7,169
Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	632	633
Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,840	4,922
Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	991	761
Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,850	4,160
Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,858	8,913
Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,501	8,554
Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	357	359
Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	273	132
Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	109	50
Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	93,337	83,626
ECL provision	(119)	(58)
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,687	17,757
ECL provision	(14)	(8)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36,894	27,078
ECL provision	(74)	(30)
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,247	1,657
ECL provision	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	35,233	33,848
ECL provision	(29)	(17)
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,277	3,285
ECL provision	(2)	(3)
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,482	857
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,018	2,548
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	574	628
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14	25
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,219	4,931
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,589	10,068
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,940	12,422
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,349	1,399
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,688	6,048
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,873	4,862
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,517	6,120
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	930	870
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,558	5,218
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,739	5,722
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,609	6,789
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	630	633
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	739	704
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,676	3,878
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,593	7,889
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	355	359
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,396	1,920
ECL provision	(104)	(23)
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,225	304
ECL provision	(15)	(1)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,374	419
ECL provision	(68)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,792	1,197
ECL provision	(21)	(17)
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5	0
ECL provision	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	404	1
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	927	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	565	37
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	834	12
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,711	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,441	111
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	736	233
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	563	137
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,879	380
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	252	57
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,174	282
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	908	665
Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	382	182
ECL provision	(34)	(33)
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
ECL provision	(34)	(33)
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
ECL provision	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
UBS AG
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	107,059	87,614
ECL provision	(257)	(114)
UBS AG | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	61,700	47,347
ECL provision	(205)	(77)
UBS AG | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	17,081	18,142
ECL provision	(63)	(42)
UBS AG | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	41,372	27,547
ECL provision	(142)	(35)
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,247	1,657
ECL provision	0	0
UBS AG | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	45,359	40,268
ECL provision	(52)	(37)
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	42,077	36,979
ECL provision	(50)	(34)
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,282	3,289
ECL provision	(2)	(3)
UBS AG | Rating category 0-1 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,583	3,405
UBS AG | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,482	857
UBS AG | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,018	2,548
UBS AG | Rating category 0-1 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	82	0
UBS AG | Rating category 0-1 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	588	657
UBS AG | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	574	632
UBS AG | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14	25
UBS AG | Rating category 2-3 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	19,289	15,672
UBS AG | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,623	4,932
UBS AG | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,516	10,068
UBS AG | Rating category 2-3 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	150	672
UBS AG | Rating category 2-3 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,797	15,745
UBS AG | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	15,448	14,346
UBS AG | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,349	1,399
UBS AG | Rating category 4-5 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	12,105	10,972
UBS AG | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,522	6,060
UBS AG | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,583	4,862
UBS AG | Rating category 4-5 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	50
UBS AG | Rating category 4-5 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,889	7,101
UBS AG | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,958	6,231
UBS AG | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	931	870
UBS AG | Rating category 6-8 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	16,610	12,245
UBS AG | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,293	5,450
UBS AG | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,302	5,859
UBS AG | Rating category 6-8 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,015	936
UBS AG | Rating category 6-8 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	9,119	7,801
UBS AG | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,488	7,169
UBS AG | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	632	633
UBS AG | Rating category 9-13 | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,840	4,922
UBS AG | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	991	761
UBS AG | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5,850	4,160
UBS AG | Rating category 9-13 | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category 9-13 | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,858	8,913
UBS AG | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,501	8,554
UBS AG | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	357	359
UBS AG | Rating category Defaulted | Off Balance Sheet Financial Instruments Without Other Credit Lines [Member]
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	273	132
UBS AG | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
UBS AG | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
UBS AG | Rating category Defaulted | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Rating category Defaulted | Total other credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	109	50
UBS AG | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
UBS AG | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	95,281	85,513
ECL provision	(119)	(58)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,687	17,757
ECL provision	(14)	(8)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	36,894	27,078
ECL provision	(74)	(30)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,247	1,657
ECL provision	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	37,176	35,735
ECL provision	(29)	(17)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,277	3,285
ECL provision	(2)	(3)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,482	857
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,018	2,548
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	574	632
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14	25
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,219	4,931
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	13,589	10,068
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	14,883	14,309
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,349	1,399
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,688	6,048
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,873	4,862
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,517	6,120
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	930	870
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	3,558	5,218
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	8,739	5,722
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	6,609	6,789
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	630	633
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	739	704
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,676	3,878
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	10,593	7,885
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	355	359
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	11,396	1,920
ECL provision	(104)	(23)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2,225	304
ECL provision	(15)	(1)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,374	419
ECL provision	(68)	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	4,792	1,197
ECL provision	(21)	(17)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	5	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	404	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	927	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	565	37
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	834	12
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,711	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,441	111
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	736	233
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	563	137
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,879	380
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	2	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	252	57
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1,174	282
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	908	669
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	1	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	382	182
ECL provision	(34)	(33)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
ECL provision	(34)	(33)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	4
ECL provision	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 0-1 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 2-3 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 4-5 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 6-8 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category 9-13 | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Guarantees
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	170	82
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable loan commitments
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	104	50
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Committed unconditionally revocable credit lines
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	108	46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Rating category Defaulted | Irrevocable committed prolongation of existing loans
Disclosure Of Off Balance Sheet Positions Subject To Expected Credit Loss By Rating Category [Line Items]
Exposure To Credit Risk On Loan Commitments And Financial Guarantee Contracts	$ 0	$ 4